Earnings per share (Tables)	12 Months Ended
Sep. 30, 2023
Earnings per share
Summary of earnings per share

Basic EPS in relation to profit/(loss) from continuing operations	Earnings	Weighted average number of shares	Per share amount
	$		$
2023	(73,906,929)	131,468,888	(0.5622)
2022	53,408,454	121,161,250	0.4408
2021	(271,729,101)	68,326,365	(3.9769)

Diluted EPS in relation to profit/(loss) from continuing operations

2023	(73,906,929)	131,468,888	(0.5622)
2022	53,408,454	121,929,892	0.4380
2021	(271,729,101)	68,326,365	(3.9769)

Basic EPS in relation to profit/(loss) from discontinued operations	Earnings	Weighted average number of shares	Per share amount
	$		$
2023	3,514,523	131,468,888	0.0267
2022	11,667,246	121,161,250	0.0963
2021	—	68,326,365	—

Diluted EPS in relation to profit/(loss) from discontinued operations

2023	3,514,523	131,468,888	0.0267
2022	11,667,246	121,929,892	0.0957
2021	—	68,326,365	—

Basic EPS in relation to profit/(loss) attributable to equity holders	Earnings	Weighted average number of shares	Per share amount
	$		$
2023	(70,392,929)	131,468,888	(0.5354)
2022	65,075,454	121,161,250	0.5371
2021	(271,729,101)	68,326,365	(3.9769)

Diluted EPS in relation to profit/(loss) attributable to equity holders

2023	(70,392,929)	131,468,888	(0.5354)
2022	65,075,454	121,929,892	0.5337
2021	(271,729,101)	68,326,365	(3.9769)